Schedule I: Financial Information of Aetna Inc. (Parent Company Only)	12 Months Ended
Dec. 31, 2013
Parent [Line Items]
Schedule I: Financial Information of Aetna Inc. (Parent Company Only)
Schedule I - Financial Information of Aetna Inc.

Aetna Inc. (Parent Company Only)
Statements of Income

	For the Years Ended December 31,
(Millions)	2013	2012	2011
Net investment income	$3.1	$1.5	$.8
Other income	—	—	.2
Net realized capital gains	2.8	—	.4
Total revenue	5.9	1.5	1.4
Operating expenses	142.7	136.1	157.8
Interest expense	312.3	268.8	246.9
Loss on early extinguishment of long-term debt	—	84.9	—
Total expenses	455.0	489.8	404.7
Loss before income tax benefit and equity in earnings of affiliates, net	(449.1)	(488.3)	(403.3)
Income tax benefit	142.3	156.1	140.1
Equity in earnings of affiliates, net (1)	2,220.4	1,990.1	2,248.9
Net income attributable to Aetna	$1,913.6	$1,657.9	$1,985.7

(1)	Includes after-tax amortization of other acquired intangible assets of $139.5 million, $92.3 million and $78.5 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Refer to accompanying Notes to Financial Statements.
Aetna Inc. (Parent Company Only)
Statements of Comprehensive Income

	For the Years Ended December 31,
(Millions)	2013	2012	2011
Net income attributable to Aetna	$1,913.6	$1,657.9	$1,985.7
Other comprehensive income (loss), net of tax:
Previously impaired debt securities: (1)
Net unrealized (losses) gains
($(72.6), $3.7, and $3.7 pretax)	(47.2)	2.4	2.4
Less: reclassification of (losses) gains to earnings
($(37.1), $5.1, and $29.7 pretax)	(24.1)	3.3	19.3
Total previously impaired debt securities (1)	(23.1)	(.9)	(16.9)
All other securities:
Net unrealized (losses) gains
($(803.2), $468.3, and $518.8 pretax)	(522.1)	304.4	337.2
Less: reclassification of (losses) gains to earnings
($(36.5), $113.8, and $180.3 pretax)	(23.7)	74.4	117.2
Total all other securities	(498.4)	230.0	220.0
Foreign currency and derivatives:
Net unrealized gains (losses)
($40.6, $1.4, and $(14.2) pretax)	26.4	.9	(9.2)
Less: reclassification of losses to earnings
($(5.4), $(5.0), and $(4.3) pretax)	(3.5)	(3.3)	(2.8)
Total foreign currency and derivatives	29.9	4.2	(6.4)
Pension and other postretirement benefit (“OPEB”) plans:
Unrealized net actuarial gains (losses) arising during the period
($869.3, $(189.8), and $(402.6) pretax)	565.1	(123.4)	(261.7)
Amortization of net actuarial losses
($(77.7), ($74.7), and ($63.2) pretax)	50.5	48.6	41.1
Amortization of prior service credit
($4.1, $4.1, and $4.1 pretax)	(2.7)	(2.7)	(2.7)
Total pension and OPEB plans	612.9	(77.5)	(223.3)
Other comprehensive income (loss)	121.3	155.8	(26.6)
Comprehensive income attributable to Aetna	$2,034.9	$1,813.7	$1,959.1

(1)
Represents unrealized (losses) gains on the non-credit related component of impaired debt securities that we do not intend to sell and subsequent changes in the fair value of any previously impaired debt security.

Refer to accompanying Notes to Financial Statements.
Aetna Inc. (Parent Company Only)
Balance Sheets

	At December 31,
(Millions)	2013	2012
Assets
Current assets:
Cash and cash equivalents	$187.6	$2,206.7
Investments	26.9	175.2
Other receivables	62.8	11.0
Income taxes receivable	29.7	64.9
Deferred income taxes	45.4	43.2
Other current assets	13.9	32.3
Total current assets	366.3	2,533.3
Investment in affiliates (1)	20,627.1	15,513.2
Long-term investments	48.4	8.2
Deferred income taxes	72.1	419.8
Other long-term assets	468.0	47.3
Total assets	$21,581.9	$18,521.8

Liabilities and shareholders' equity
Current liabilities:
Accrued expenses and other current liabilities	431.5	426.9
Total current liabilities	431.5	426.9
Long-term debt	6,488.1	6,481.3
Employee benefit liabilities	542.6	1,147.4
Income taxes payable	4.0	3.2
Other long-term liabilities	37.5	33.8
Total liabilities	7,503.7	8,092.6
Shareholders' equity:
Common stock ($.01 par value; 2.6 billion shares authorized and 362.2 million shares issued and outstanding in 2013; 2.6 billion shares authorized and 327.6 million shares issued and
outstanding in 2012) and additional paid-in capital	4,382.2	1,095.3
Retained earnings	10,555.4	10,343.9
Accumulated other comprehensive loss	(912.1)	(1,033.4)
Total Aetna shareholders' equity	14,025.5	10,405.8
Non-controlling interests	52.7	23.4
Total equity	14,078.2	10,429.2
Total liabilities and shareholders' equity	$21,581.9	$18,521.8

(1)	Includes goodwill and other acquired intangible assets of $12.3 billion and $7.0 billion at December 31, 2013 and 2012, respectively.

Refer to accompanying Notes to Financial Statements.
Aetna Inc. (Parent Company Only)
Statements of Shareholders' Equity

		Attributable to Aetna
(Millions)	Number of Common Shares Outstanding	Common Stock and Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Total Aetna Shareholders' Equity	Non-Controlling Interests	Total Equity
Balance at December 31, 2010	$384.4	$651.5	$10,401.9	$(1,162.6)	$9,890.8	$26.5	$9,917.3
Net income	—	—	1,985.7	—	1,985.7	1.2	1,986.9
Other decreases in non-
controlling interests	—	—	—	—	—	(3.3)	(3.3)
Other comprehensive loss	—	—	—	(26.6)	(26.6)	—	(26.6)
Common shares issued for benefit plans,
including tax benefits	10.4	311.7	—	—	311.7	—	311.7
Repurchases of common shares	(45.1)	(.4)	(1,812.6)	—	(1,813.0)	—	(1,813.0)
Dividends declared	—	—	(228.4)	—	(228.4)	—	(228.4)
Balance at December 31, 2011	349.7	962.8	10,346.6	(1,189.2)	10,120.2	24.4	10,144.6
Net income	—	—	1,657.9	—	1,657.9	1.9	1,659.8
Other decreases in non-
controlling interests	—	—	—	—	—	(2.9)	(2.9)
Other comprehensive income	—	—	—	155.8	155.8	—	155.8
Common shares issued for benefit plans,
including tax benefits	10.2	132.8	—	—	132.8	—	132.8
Repurchases of common shares	(32.3)	(.3)	(1,417.2)	—	(1,417.5)	—	(1,417.5)
Dividends declared	—	—	(243.4)	—	(243.4)	—	(243.4)
Balance at December 31, 2012	327.6	1,095.3	10,343.9	(1,033.4)	10,405.8	23.4	10,429.2
Net income (loss)	—	—	1,913.6	—	1,913.6	(1.7)	1,911.9
Other (decreases) increases in non-
controlling interests	—	(8.7)	—	—	(8.7)	31.0	22.3
Other comprehensive income	—	—	—	121.3	121.3	—	121.3
Common shares issued to
acquire Coventry	52.2	3,064.6	—	—	3,064.6	—	3,064.6
Common shares issued for benefit plans,
including tax benefits	5.4	231.2	—	—	231.2	—	231.2
Repurchases of common shares	(23.0)	(.2)	(1,407.5)	—	(1,407.7)	—	(1,407.7)
Dividends declared	—	—	(294.6)	—	(294.6)	—	(294.6)
Balance at December 31, 2013	362.2	$4,382.2	$10,555.4	$(912.1)	$14,025.5	$52.7	$14,078.2

Refer to accompanying Notes to Financial Statements.
Aetna Inc. (Parent Company Only)
Statements of Cash Flows

	For the Years Ended December 31,
(Millions)	2013	2012	2011
Cash flows from operating activities:
Net income attributable to Aetna	$1,913.6	$1,657.9	$1,985.7
Adjustments to reconcile net income including non-controlling interests to net cash (used for) provided by operating activities:
Loss on early extinguishment of long-term debt	—	84.9	—
Equity earnings of affiliates (1)	(2,220.4)	(1,990.1)	(2,248.9)
Stock-based compensation expense	127.1	122.2	141.4
Net realized capital gains	(2.8)	—	(.4)
Net change in other assets and other liabilities	(65.5)	48.3	388.7
Net cash (used for) provided by operating activities	(248.0)	(76.8)	266.5
Cash flows from investing activities:
Proceeds from sales and maturities of investments	701.5	112.8	51.2
Cost of investments	(532.0)	(249.5)	—
Dividends received from affiliates, net	2,625.0	2,062.5	1,768.7
Cash used for acquisitions (2)	(3,014.3)	—	(716.1)
Net cash (used for) provided by investing activities	(219.8)	1,925.8	1,103.8
Cash flows from financing activities:
Repayment of long-term debt	—	(277.2)	(900.0)
Issuance of long-term debt	—	2,664.8	480.1
Net (repayment) issuance of short-term debt	—	(425.9)	425.9
Common shares issued under benefit plans	11.8	(44.5)	125.5
Stock-based compensation tax benefits	83.4	50.3	38.5
Common shares repurchased	(1,407.7)	(1,417.5)	(1,813.0)
Collateral held on interest rate swaps	39.9	9.2	(2.0)
Dividends paid to shareholders	(278.7)	(239.1)	(167.2)
Net cash (used for) provided by financing activities	(1,551.3)	320.1	(1,812.2)
Net (decrease) increase in cash and cash equivalents	(2,019.1)	2,169.1	(441.9)
Cash and cash equivalents, beginning of period	2,206.7	37.6	479.5
Cash and cash equivalents, end of period	$187.6	$2,206.7	$37.6
Supplemental cash flow information:
Interest paid	$301.4	$241.9	$254.0
Income taxes refunded	294.0	282.3	247.6

(1)	Includes after-tax amortization of other acquired intangible assets of $139.5 million, $92.3 million and $78.5 million for the years ended December 31, 2013, 2012 and 2011, respectively.

(2)	Represents parent company cash used primarily for the Coventry acquisition.

Refer to accompanying Notes to Financial Statements.
Aetna Inc. (Parent Company Only)
Notes to Financial Statements

1. Organization

The financial statements reflect financial information for Aetna Inc. (a Pennsylvania corporation) only (the “Parent Company”). The financial information presented herein includes the balance sheet of the Parent Company as of December 31, 2013 and 2012 and the related statements of income, comprehensive income, shareholders' equity and cash flows for the years ended December 31, 2013, 2012 and 2011. The accompanying financial statements should be read in conjunction with the consolidated financial statements and notes thereto in the Annual Report.

2. Summary of Significant Accounting Policies

Refer to Note 2 of Notes to Consolidated Financial Statements, beginning on page 83 of the Annual Report, for the summary of significant accounting policies.

3. Dividends

Gross cash dividends received from subsidiaries and included in net cash provided by investing activities in the Statements of Cash Flows were $2.5 billion, $1.7 billion and $2.5 billion in 2013, 2012 and 2011, respectively.

4. Acquisitions and Dispositions

Refer to Note 3 of Notes to Consolidated Financial Statements, on page 91 of the Annual Report, for a description of acquisitions and dispositions.

5. Other Comprehensive Income (Loss)

Refer to Note 9 of Notes to Consolidated Financial Statements, beginning on page 106 of the Annual Report, for a description of accumulated other comprehensive income (loss).

6. Debt

Long-term debt on the balance sheet of the parent company excludes long-term debt of a subsidiary acquired in the Coventry acquisition. Refer to Note 14 of Notes to Consolidated Financial Statements, on page 126 of the Annual Report, for a description of Aetna's total debt.